Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Original amount:
Original amount	$ 19,233	$ 19,233
Accumulated amortization:
Accumulated amortization	11,586	9,343
Intangible assets, net	7,647	9,890
Acquired technology [Member]
Original amount:
Original amount	$ 10,534	10,534
Weighted average remaining term	3 years 4 months 24 days
Accumulated amortization:
Accumulated amortization	$ 4,856	3,276
License [Member]
Original amount:
Original amount	$ 1,000	1,000
Weighted average remaining term	7 months 6 days
Accumulated amortization:
Accumulated amortization	$ 282	165
Customer relationships [Member]
Original amount:
Original amount	$ 4,717	4,717
Weighted average remaining term	6 months
Accumulated amortization:
Accumulated amortization	$ 3,816	3,534
Non-competition agreement [Member]
Original amount:
Original amount	$ 974	974
Weighted average remaining term
Accumulated amortization:
Accumulated amortization	$ 974	833
Software development costs [Member]
Original amount:
Original amount	$ 1,320	1,320
Weighted average remaining term
Accumulated amortization:
Accumulated amortization	$ 1,320	1,285
Distribution rights [Member]
Original amount:
Original amount	$ 688	688
Weighted average remaining term	2 months 12 days
Accumulated amortization:
Accumulated amortization	$ 338	$ 250